Subordinated Notes and Debentures (Narrative) (Details) $ in Millions	6 Months Ended
Apr. 30, 2026 CAD ($)
NVCC Medium-Term Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 1,000
NVCC Medium-Term Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period	10 days
NVCC Medium-Term Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period	60 days
NVCC Medium-Term Notes [Member] | Until June 16, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.208%
NVCC Medium-Term Notes [Member] | Until Maturity on June 16, 2036 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.27%
4.859% Subordinated Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 1,250
Interest rate	4.859%
Redemption price of principal amount	100.00%